Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Home Closings Revenue (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$5,960,838	$5,960,838	$1,538,111	$1,538,410	$211.06	$132.08	$313,997	$1,696,911

2021	$5,087,182	$5,087,182	$1,814,672	$1,814,672	$264.20	$187.73	$204,381	$1,305,620

2020	$3,483,687	$3,483,687	$1,416,339	$1,416,339	$200.00	$126.16	$117,797	$923,901
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our CEO, James R. Brickman, for the respective years shown.
Column (c)
. CAP for our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.

Year	2020	2021	2022

CEO	Mr. Brickman	Mr. Brickman	Mr. Brickman

SCT Total Compensation ($)	$ 3,483,687	$ 5,087,182	$ 5,960,838

Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	$750,137	$1,225,000	$1,349,988

Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$750,137	$1,225,000	$1,349,988

Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	-	-

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-

Compensation Actually Paid ($)	$3,483,687	$5,087,182	$5,960,838

45
Column (d)
. The following
non-CEO
named executive officers are included in the average figures shown for the 2020 and 2021 covered years: Richard A. Costello and Jed Dolson; and for the 2022 covered year: Richard A. Costello, Jed Dolson and Neal Suit.
Column (e)
. Average CAP for our
non-CEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the
2022
annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.

Year	2020	2021	2022

Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note

SCT Total Compensation ($)	$1,416,339	$1,814,672	$1,538,111

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$425,000	$499,325	$524,336

Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$425,000	$499,325	$524,635

Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	-	$299

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-

Compensation Actually Paid ($)	$1,416,339	$1,814,672	$1,538,410
Column (f)
. For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Green Brick for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Column (g
). For the relevant fiscal year, represents the cumulative TSR of the S&P Homebuilders Select Industry Index for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Column (h)
. Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form
10-K
for each of the years ended December 31, 2022, 2021 and 2020.
Column (i)
. Company-selected Measure is Home Closings Revenue Growth, which is described below.

Company Selected Measure Name	Home Closings Revenue Growth
Named Executive Officers, Footnote [Text Block]	for the 2020 and 2021 covered years: Richard A. Costello and Jed Dolson; and for the 2022 covered year: Richard A. Costello, Jed Dolson and Neal Suit.
Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the S&P Homebuilders Select Industry Index for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 5,960,838	$ 5,087,182	$ 3,483,687
PEO Actually Paid Compensation Amount	$ 5,960,838	5,087,182	3,483,687
Adjustment To PEO Compensation, Footnote [Text Block]	CAP for our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.

Year	2020	2021	2022

CEO	Mr. Brickman	Mr. Brickman	Mr. Brickman

SCT Total Compensation ($)	$ 3,483,687	$ 5,087,182	$ 5,960,838

Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	$750,137	$1,225,000	$1,349,988

Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$750,137	$1,225,000	$1,349,988

Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	-	-

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-

Compensation Actually Paid ($)	$3,483,687	$5,087,182	$5,960,838

Non-PEO NEO Average Total Compensation Amount	$ 1,538,111	1,814,672	1,416,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,538,410	1,814,672	1,416,339
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average CAP for our
non-CEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the
2022
annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.

Year	2020	2021	2022

Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note

SCT Total Compensation ($)	$1,416,339	$1,814,672	$1,538,111

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$425,000	$499,325	$524,336

Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$425,000	$499,325	$524,635

Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	-	$299

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-

Compensation Actually Paid ($)	$1,416,339	$1,814,672	$1,538,410

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial performance measures we used for 2022 to link CAP to our named executive officers to company performance.

Measure	Nature	Explanation
Pre-Tax Net Income	Financial measure	Metric of profitability before taxes that can vary due to factors outside of the control of the company.
Home Closings Revenue Growth	Financial measure	Increase, period over period, in revenue from home closings.
Homebuilding Gross Margin	Financial measure	Homebuilding gross margin is calculated as Home Closings Revenue minus Cost of Homebuilding units.
Return on Assets	Financial measure	Return on assets is calculated by dividing net income by total assets.

Total Shareholder Return Amount	$ 211.06	264.2	200
Peer Group Total Shareholder Return Amount	132.08	187.73	126.16
Net Income (Loss)	$ 313,997,000	$ 204,381,000	$ 117,797,000
Company Selected Measure Amount	1,696,911,000	1,305,620,000	923,901,000
PEO Name	James R. Brickman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Home Closings Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Homebuilding Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
PEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,349,988)	$ (1,225,000)	$ (750,137)
PEO [Member] | Fair Value of Stock Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,349,988	1,225,000	750,137
Non-PEO NEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(524,336)	(499,325)	(425,000)
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	524,635	$ 499,325	$ 425,000
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 299